ANGEL OAK MORTGAGE TRUST 2020-1 ABS-15G

Exhibit 99.8

Client Name:	Angel Oak
Client Project Name:	AOMT 2020-1
Start - End Dates:	3/29/2019 - 4/1/2019
Deal Loan Count:	2

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	2

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
510001000	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	D	B	D	B	D	A	A	A	D	B	D	B	D	A	A	A	Credit	Income/Employment	Active	D	B	D	B	CRDINC3204	Income Documentation Missing	No	File is missing certified copies of the current, signed one (1) year lease agreements for 2 rental properties owned located XXX. These properties are not reported on 2017 Schedule E provided in the file. Used rental amounts from final 1003 for recalculations.	4/25/2019 - Lender (XXX) has not obtained leases yet, will try to obtain the 2018 tax return as removing them would result in DTI > 55%. Exception remains.	10.28.2019 - Upon further review dates on lease agreements are correct in all areas but one, therefore, appears to be just a typo. Clayton Grade B	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has been XXX employed with current business for 6 years.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 784 is 144 points above the minimum required score of 640.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  29.28/34.03% DTI ratios are below the maximum allowed DTI ratios of 40/55%.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  25.56 months PITI reserves; 4 months required.

510001000	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	D	B	D	B	D	A	A	A	D	B	D	B	D	A	A	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR3116	Missing updated valuation	No	Missing secondary valuation for securitization supporting appraised value of $XXX	04/30/2019 - Desk review supporting appraisal value provided.	04/30/2019 - Exception satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has been XXX employed with current business for 6 years.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 784 is 144 points above the minimum required score of 640.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  29.28/34.03% DTI ratios are below the maximum allowed DTI ratios of 40/55%.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  25.56 months PITI reserves; 4 months required.

510001001	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	D	B	D	B	D	A	A	A	D	B	D	B	D	A	A	A	Credit	Income/Employment	Active	D	B	D	B	CRDINC3204	Income Documentation Missing	No	File is missing certified copies of the current, signed one (1) year lease agreements for 2 rental properties owned located at XXX and XXX. These properties are not reported on 2017 Schedule E provided in the file. Used rental amounts from final 1003 for recalculations.	4/25/2019 - Lender (XXX) has not obtained leases yet, will try to obtain the 2018 tax return as removing them would result in DTI > 55%. Exception remains.	10.28.2019 - Upon further review dates on lease agreements are correct in all areas but one, therefore, appears to be just a typo. Clayton Grade B	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has been XXX with current business for 6 years.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 757 is 117 points above the minimum required score of 640.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  20.26 months PITI reserves; 4 months required.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  42.20% DTI ratios are below the maximum allowed DTI ratios of 40/55%.

510001001	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	D	B	D	B	D	A	A	A	D	B	D	B	D	A	A	A	Property Valuations	Appraisal	Satisfied	C	A	C	A	PRVAAPPR151	Appraisal dated beyond acceptable date range per guidelines	No	Appraisal provided in the file is dated for XXX. A corrected appraisal will be required. Date appears to be a typo as comps post date the appraised date of XXX and 1007 is dated XXX.	4/11/19 Updated appraisal was provided dated XXX.	4/11/19 Exception satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has been XXX with current business for 6 years.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 757 is 117 points above the minimum required score of 640.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  20.26 months PITI reserves; 4 months required.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  42.20% DTI ratios are below the maximum allowed DTI ratios of 40/55%.

510001001	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	D	B	D	B	D	A	A	A	D	B	D	B	D	A	A	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR3116	Missing updated valuation	No	Missing secondary valuation for securitization supporting appraised value of XXX.	5/9/2019- Lender provided CDA supporting appraisal value.	5/9/2019- Exception satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has been XXX with current business for 6 years.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 757 is 117 points above the minimum required score of 640.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  20.26 months PITI reserves; 4 months required.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  42.20% DTI ratios are below the maximum allowed DTI ratios of 40/55%.